Retirement benefits (Tables)	12 Months Ended
Mar. 31, 2018
Schedule of Allocation of Plan Assets

Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2017 and March 31, 2018 are summarized in the table below.

	As of March 31, 2017						As of March 31, 2018
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	457.7	Rs.	—	Rs.	—	Rs.	519.9
Funds managed by insurance company (2)		—		3,186.0		—		—		3,797.4		—
Funds managed by trust
— Government securities		—		114.7		—		—		106.0		—
— Debenture and bonds		—		444.2		—		—		372.4		—
— Others		61.2		—		—		90.7		—		—

Total	Rs.	61.2	Rs.	3,744.9	Rs.	457.7	Rs.	90.7	Rs.	4,275.8	Rs.	519.9

							US$	1.4	US$	65.7	US$	8.0

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2017 and 2018.

	Funds managed by Insurance companies as of March 31,
	2017		2018		2018
	(In millions)
Particulars
Opening balance	Rs.	431.2	Rs.	457.7	US$	7.0
Realized interest credited to fund		47.8		40.6		0.6
Contribution during the period		124.4		93.2		1.4
Amount paid towards claim		(145.7)		(71.6)		(1.0)

Closing balance	Rs.	457.7	Rs.	519.9	US$	8.0

Gratuity
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2017 and March 31, 2018:

	As of March 31,
	2017		2018		2018
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	3,590.6	Rs.	5,225.6	US$	80.3
Service cost		860.6		741.0		11.4
Interest cost		454.6		392.2		6.0
Actuarial(gains)/ losses		774.5		97.8		1.5
Benefits paid		(454.7)		(481.1)		(7.4)

Projected benefit obligation, end of the period		5,225.6		5,975.5		91.8

Change in plan assets:
Fair value of plan assets, beginning of the period		2,879.3		3,902.2		59.9
Expected return on plan assets		389.7		297.4		4.6
Actuarial gains/(losses)		486.9		12.7		0.2

Actual return on plan assets		876.6		310.1		4.8
Employer contributions		601.0		842.2		12.9
Benefits paid		(454.7)		(481.1)		(7.4)

Fair value of plan assets, end of the period		3,902.2		4,573.4		70.2

Funded Status	Rs.	(1,323.4)	Rs.	(1,402.1)	US$	(21.6)

Schedule of Net Benefit Costs

Net gratuity cost for the years ended March 31, 2016, March 31, 2017 and March 31, 2018 was comprised of the following components:

	Fiscal years ended March 31,
	2016		2017		2018		2018
	(In millions)
Service cost	Rs.	513.3	Rs.	860.6	Rs.	741.0	US$	11.4
Interest cost		256.1		454.6		392.2		6.0
Expected return on plan assets		(212.3)		(389.7)		(297.4)		(4.6)
Actuarial (gains)/losses		95.2		287.6		85.1		1.3

Net gratuity cost	Rs.	652.3	Rs.	1,213.1	Rs.	920.9	US$	14.1

Schedule of Assumptions Used

The assumptions used in accounting for the gratuity plan are set out below:

	Fiscal years ended March 31,
	2016	2017	2018
	(% per annum)
Discount rate*	8.6	6.8- 8.1	7.4-8.0
Rate of increase in compensation levels of covered employees	8.0	5.0-12.0	5.0-11.0
Rate of return on plan assets	8.0	7.0-7.6	7.0-8.0

Mortality rates used are based on the published “Indian Assured Lives Mortality (2006-2008) Ultimate” table

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2019	Rs.	782.7
2020		567.5
2021		473.2
2022		423.4
2023		398.4
2024 - 2028		1,516.6

Schedule of Allocation of Plan Assets

As at March 31, 2018, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2018
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	76.9%	18.0%	34.2%
Debenture and bonds	17.3%	28.5%	48.9%
Equity securities	5.5%	51.6%	—
Other	0.3%	1.9%	16.9%

Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2018 are provided separately.

Pension
Schedule of Defined Benefit Plans Disclosures

The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2017 and March 31, 2018:

	As of March 31,
	2017		2018		2018
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	696.8	Rs.	722.2	US$	11.1
Service cost		12.9		7.6		0.1
Interest cost		53.4		57.9		0.9
Actuarial (gains)/losses		25.3		22.6		0.3
Benefits paid		(66.2)		(87.5)		(1.3)

Projected benefit obligation, end of the period		722.2		722.8		11.1

Change in plan assets:
Fair value of plan assets, beginning of the period		383.8		361.6		5.6
Expected return on plan assets		26.1		23.6		0.4
Actuarial gains/(losses)		7.6		5.9		0.1

Actual return on plan assets		33.7		29.5		0.5
Employer contributions		10.3		9.4		0.1
Benefits paid		(66.2)		(87.5)		(1.3)

Fair value of plan assets, end of the period		361.6		313.0		4.9

Funded Status	Rs.	(360.6)	Rs.	(409.8)	US$	(6.2)

Schedule of Net Benefit Costs

Net pension cost for the year ended March 31, 2016, March 31, 2017 and March 31, 2018 was comprised of the following components:

	As of March 31,
	2016		2017		2018		2018
	(In millions)
Service cost	Rs.	9.9	Rs.	12.9	Rs.	7.6	US$	0.1
Interest cost		44.9		53.4		57.9		0.9
Expected return on plan assets		(32.1)		(26.1)		(23.6)		(0.4)
Actuarial (gains)/losses		155.1		17.7		16.7		0.2

Net pension cost	Rs.	177.8	Rs.	57.9	Rs.	58.6	US$	0.8

Schedule of Assumptions Used

The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2016	2017	2018
	(% per annum)
Discount rate*	8.6	8.1	8.0
Rate of increase in compensation levels of covered employees	8.0	8.0	8.0
Rate of return on plan assets	8.0	7.0	7.0
Mortality rates used are based on the published “Indian Assured Lives Mortality (2006-2008) Ultimate” table

*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.

Schedule of Expected Benefit Payments

The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2019	Rs.	105.1
2020		94.2
2021		62.1
2022		25.6
2023		41.3
2024-2028		109.2

Schedule of Allocation of Plan Assets

government securities and other corporate bonds. The weighted-average asset allocation of the said plan assets for the pension benefits as at March 31, 2018 is as follows:

Asset category	Funds managed by trust
Government securities	5.9%
Debenture and bonds	78.9%
Other	15.2%

Total	100.0%